MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME   TWO WORLD TRADE CENTER,
FUND                                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000

DEAR SHAREHOLDER:

Over the past year, the fixed-income markets reacted favorably, first, to plans to reduce U.S. Treasury debt and, subsequently, to signs of a slowing economy. The U.S. economy registered solid economic growth as the year began. A tight labor market and rising oil prices increased concern about inflation. The Federal Reserve Board responded by raising the federal funds rate a total of 100 basis points to a nine-year high of 6.50 percent. Long-term Treasury yields trended lower as the federal budget surplus reduced the supply of Treasury securities. Long-term municipal yields also declined during the year.

The economy slowed considerably during the third quarter of 2000. Both the household and business sectors showed signs of retrenchment. Stock market volatility increased and many equity investments declined. Earlier fears about inflation were replaced by concern over weakening asset prices. The change in market psychology was reinforced in December when comments by Federal Reserve Board Chairman Alan Greenspan signaled a more accommodative monetary policy. These comments sparked a strong rally in the fixed-income markets that lowered interest rates. The market's reaction was confirmed by two 50-basis-point reductions in the federal funds rate in January 2001.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal bond index yield declined from 6.08 percent to
5.27 percent during the calendar year 2000. Over half the decline in long-term municipal interest rates occurred in the final two months of the year. Bond prices, which move inversely to changes in interest rates rose. The yield spread between AAA-rated general obligation bonds and lower-rated BBB-rated bonds widened during the year. The wider spread meant that higher-rated bonds outperformed lower-rated bonds. Yields on California municipal bonds moved below national levels.

The ratio of municipal yields as a percentage of treasury yields averaged an attractive 98 percent during the year. Historically, this ratio has been used to measure the relationship between the two markets. Over the previous three years, the ratio had ranged between a high of 100 percent and a low of 83 percent.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

State and local government budget surpluses reduced the need to issue bonds for new projects. New-issue volume declined 13 percent to $200 billion for the year.

The impact of lower taxes on municipal securities has again become an issue with the election of George W. Bush as president. Historically, debates on tax reform have initially created uncertainty about municipal value. However, municipals have performed well following passage of tax reform legislation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1994-2000

              INSURED            U.S.         INSURED MUNICIPAL YIELDS/
          MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/93             5.40%            6.34%                        85.17%
1/31/94              5.40%            6.24%                        86.54%
2/28/94              5.80%            6.66%                        87.09%
3/31/94              6.40%            7.09%                        90.27%
4/29/94              6.35%            7.32%                        86.75%
5/31/94              6.25%            7.43%                        84.12%
6/30/94              6.50%            7.61%                        85.41%
7/29/94              6.25%            7.39%                        84.57%
8/31/94              6.30%            7.45%                        84.56%
9/30/94              6.55%            7.81%                        83.87%
10/31/94             6.75%            7.96%                        84.80%
11/30/94             7.00%            8.00%                        87.50%
12/30/94             6.75%            7.88%                        85.66%
1/31/95              6.40%            7.70%                        83.12%
2/28/95              6.15%            7.44%                        82.66%
3/31/95              6.15%            7.43%                        82.77%
4/28/95              6.20%            7.34%                        84.47%
5/31/95              5.80%            6.66%                        87.09%
6/30/95              6.10%            6.62%                        92.15%
7/31/95              6.10%            6.86%                        88.92%
8/31/95              6.00%            6.66%                        90.09%
9/30/95              5.95%            6.48%                        91.82%
10/31/95             5.75%            6.33%                        90.84%
11/30/95             5.50%            6.14%                        89.58%
12/29/95             5.35%            5.94%                        90.07%
1/31/96              5.40%            6.03%                        89.55%
2/29/96              5.60%            6.46%                        86.69%
3/29/96              5.85%            6.66%                        87.84%
4/30/96              5.95%            6.89%                        86.36%
5/31/96              6.05%            6.99%                        86.55%
6/28/96              5.90%            6.89%                        85.63%
7/31/96              5.85%            6.97%                        83.93%
8/30/96              5.90%            7.11%                        82.98%
9/30/96              5.70%            6.93%                        82.25%
10/31/96             5.65%            6.64%                        85.09%
11/29/96             5.50%            6.35%                        86.61%
12/31/96             5.60%            6.63%                        84.46%
1/31/97              5.70%            6.79%                        83.95%
2/28/97              5.65%            6.80%                        83.09%
3/31/97              5.90%            7.10%                        83.10%
4/30/97              5.75%            6.94%                        82.85%
5/30/97              5.65%            6.91%                        81.77%
6/30/97              5.60%            6.78%                        82.60%
7/30/97              5.30%            6.30%                        84.13%
8/31/97              5.50%            6.61%                        83.21%
9/30/97              5.40%            6.40%                        84.38%
10/31/97             5.35%            6.15%                        86.99%
11/30/97             5.30%            6.05%                        87.60%
12/31/97             5.15%            5.92%                        86.99%
1/31/98              5.15%            5.80%                        88.79%
2/28/98              5.20%            5.92%                        87.84%
3/31/98              5.25%            5.93%                        88.53%
4/30/98              5.35%            5.95%                        89.92%
5/29/98              5.20%            5.80%                        89.66%
6/30/98              5.20%            5.65%                        92.04%
7/31/98              5.18%            5.71%                        90.72%
8/31/98              5.03%            5.27%                        95.45%
9/30/98              4.95%            5.00%                        99.00%
10/31/98             5.05%            5.16%                        97.87%
11/30/98             5.00%            5.06%                        98.81%
12/31/98             5.05%            5.10%                        99.02%
1/31/99              5.00%            5.09%                        98.23%
2/28/99              5.10%            5.58%                        91.40%
3/31/99              5.15%            5.63%                        91.47%
4/30/99              5.20%            5.66%                        91.87%
5/31/99              5.30%            5.83%                        90.91%
6/30/99              5.47%            5.96%                        91.78%
7/31/99              5.55%            6.10%                        90.98%
8/31/99              5.75%            6.06%                        94.88%
9/30/99              5.85%            6.05%                        96.69%
10/31/99             6.03%            6.16%                        97.89%
11/30/99             6.00%            6.29%                        95.39%
12/31/99             5.97%            6.48%                        92.13%
1/31/00              6.18%            6.49%                        95.22%
2/29/00              6.04%            6.14%                        98.37%
3/31/00              5.82%            5.83%                        99.83%
4/30/00              5.91%            5.96%                        99.16%
5/31/00              5.91%            6.01%                        98.34%
6/30/00              5.84%            5.90%                        98.98%
7/31/00              5.73%            5.78%                        99.13%
8/31/00              5.62%            5.67%                        99.12%
9/30/00              5.74%            5.89%                        97.45%
10/31/00             5.65%            5.79%                        97.58%
11/30/00             5.55%            5.61%                        98.93%
12/31/00             5.27%            5.46%                        96.52%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the 12-month period ended December 31, 2000, Morgan Stanley Dean Witter California Tax-Free Income Fund's Class B shares returned 12.29 percent. During the same period, the Lehman Brothers Municipal Bond Index (Lehman Index) returned 11.68 percent. For the same period, the Fund's Class A, C and D shares returned 12.17 percent, 11.74 percent and 12.50 percent, respectively. The

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman Index.

PORTFOLIO STRUCTURE

The Fund's net assets of $855 million were diversified among 13 long-term sectors and 70 credits. During the year, the cash and short-term investment position ranged between 6 and 8 percent of net assets. Refunded bonds declined from 13 percent to 10 percent of net assets. Purchases shifted to a combination of long-discount bonds and premium bonds priced to the call. Portfolio sales focused on current-coupon bonds with shorter maturities.

At the end of December, the Fund's average maturity was 16 years. Average duration, a measure of sensitivity to interest-rate changes, was 7.2 years. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

LOOKING AHEAD

The Federal Reserve Board chairman's comments in December signaled a more accommodative monetary policy. The subsequent decision in January 2001 to lower interest rates have caused the bond market to anticipate additional rate cuts. This environment is favorable for fixed-income investments. We believe municipals present good long-term value.

We appreciate your ongoing support of Morgan Stanley Dean Witter California Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME
FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGEST SECTORS AS OF DECEMBER 31, 2000
(% OF NET ASSETS)

TRANSPORTATION      19%
WATER & SEWER       18%
REFUNDED            10%
ELECTRIC             8%
GENERAL OBLIGATION   8%
TAX ALLOCATION       8%
HOSPITAL             6%
PUBLIC FACILITIES    6%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2000
   (% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                              65%
Aa or AA                                17%
A or A                                  10%
Baa or BBB                               8%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DISTRIBUTION BY MATURITY
(% OF NET ASSETS)

UNDER 1 YEAR   7.5%
1-5 YEARS      5.7%
5-10 YEARS     8.7%
10-20 YEARS   43.1%
20-30 YEARS   30.0%
30 + YEARS     3.5%

WEIGHTED AVERAGE MATURITY: 16 YEARS
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME
FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE*
WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2001    8%
2002    8%
2003   13%
2004    4%
2005   12%
2006    6%
2007    7%
2008   20%
2009    3%
2010    4%
2011+  15%

YEARS BONDS CALLABLE
COST (BOOK) YIELD**
WEIGHTED AVERAGE BOOK YIELD: 6%

2001   6.8%
2002   7.3%
2003   5.8%
2004   6.3%
2005   6.8%
2006   6.4%
2007   6.0%
2008   5.3%
2009   5.2%
2010   5.9%
2011+  5.8%

* % BASED ON LONG-TERM PORTFOLIO. ** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 6.8% ON 8% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME
FUND
FUND PERFORMANCE DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                  FUND     LEHMAN(4)
December 1990     $10,000    $10,000
December 1991     $11,018    $11,214
December 1992     $11,881    $12,203
December 1993     $13,184    $13,702
December 1994     $12,397    $12,993
December 1995     $14,252    $15,261
December 1996     $14,698    $15,937
December 1997     $15,802    $17,402
December 1998     $16,692    $18,530
December 1999     $16,025    $18,149
December 2000  $17,995(3)    $20,269

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 12/31/00                            PERIOD ENDED 12/31/00
   ---------------------                            ---------------------
   1 Year                     12.17%(1)  7.41%(2)   1 Year                     12.29%(1) 7.29%(2)
   Since Inception (7/28/97)  4.67%(1)   3.35%(2)   5 Years                    4.77%(1)  4.45%(2)
                                                    10 Years                   6.05%(1)  6.05%(2)

                 CLASS C SHARES+                                   CLASS D SHARES#
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 12/31/00                            PERIOD ENDED 12/31/00
   ---------------------                            ---------------------
   1 Year                     11.74%(1)  10.74%(2)  1 Year                     12.50%(1)
   Since Inception (7/28/97)  4.30%(1)   4.30%(2)   Since Inception (7/28/97)  5.03%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A shares is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

PRINCIPAL
AMOUNT IN                                                                                   COUPON         MATURITY
THOUSANDS                                                                                    RATE            DATE       VALUE
---------------------------------------------------------------------------------------------------------------------------------
           CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (91.0%)
           GENERAL OBLIGATION (8.4%)
           California,
$  5,000     Ser 1990................................................................            7.00 %    08/01/07  $  5,826,450
   5,000     Ser 1990................................................................            7.00      08/01/08     5,912,200
   2,000     Veterans Ser AT.........................................................            9.50      02/01/10     2,745,420
   2,400     Veterans Ser BH (AMT) (FSA).............................................            5.40      12/01/16     2,473,536
   5,000     Various Purpose 04/01/93 (FSA)..........................................            5.50      04/01/19     5,119,350
   3,500     Various Purpose 10/01/00................................................            5.25      10/01/20     3,572,030
  10,000     Various Purpose 09/01/00 (FGIC).........................................            5.25      09/01/30    10,097,400
  10,000     Various Purpose Ser 1996 (Ambac)........................................            5.25      06/01/21    10,153,000
   3,000     Veterans Ser BD, BE & BF (AMT) (Ambac)..................................            6.375     02/01/27     3,003,570
   2,500   Carlsbad Unified School District, Ser 1997 (FGIC).........................            0.00      11/01/16     1,129,450
  12,000   Los Angeles Unified School District, 1997 Ser B (FGIC)....................            5.00      07/01/23    11,951,760
           Puerto Rico,
   8,500     Public Improvement Ser 1998.............................................            4.75      07/01/23     8,067,350
   2,000     Public Improvement Ser 1998 (Secondary MBIA)............................            4.875     07/01/23     1,963,800
--------                                                                                                             ------------
  70,900                                                                                                               72,015,316
--------                                                                                                             ------------
           EDUCATIONAL FACILITIES REVENUE (3.1%)
           California Educational Facilities Authority,
   6,000     University of San Diego Ser 1998 (Ambac)................................            5.00      10/01/22     5,983,740
   2,500     University of Southern California Ser 1993 B............................            5.80      10/01/15     2,624,050
   4,000     University of Southern California 1997 Ser C............................            5.125     10/01/28     4,006,680
   3,400   California Statewide Communities Development Authority, Gemological                   6.00      05/01/20     3,660,202
             Institute of America COPs (Connie Lee)..................................
  10,000   University of California, Multiple Purpose Refg Ser 1993 C (Ambac)........            5.125     09/01/18    10,083,900
--------                                                                                                             ------------
  25,900                                                                                                               26,358,572
--------                                                                                                             ------------
           ELECTRIC REVENUE (8.3%)
   2,000   Burbank, Electric Ser 1998 (FSA)..........................................            4.75      06/01/23     1,914,000
           Los Angeles Department of Water & Power,
  11,025     Second Issue of 1993 (Secondary Ambac)..................................            5.40      11/15/13    11,444,832
   2,000     Second Issue of 1993 (Secondary Ambac)..................................            5.375     09/01/23     2,027,440
   5,000   Northern California Power Agency, Hydro #1 1993 Refg Ser A (MBIA).........            5.50      07/01/16     5,166,850
           Sacramento Municipal Utility District,
   5,700     Refg 1994 Ser H (MBIA)..................................................            5.75      01/01/11     6,040,974
  13,000     Refg 1992 Ser A (FGIC)..................................................            8.007++   08/15/18    14,267,500
           Southern California Public Power Authority,
   7,000     Mead-Adelanto 1994 Ser A (Ambac)........................................            5.15      07/01/15     7,239,050
   5,000     Mead-Phoenix 1994 Ser A (Ambac).........................................            5.15      07/01/15     5,170,750
   1,750     Transmission Refg Ser 1988 (FGIC).......................................            0.00      07/01/06     1,392,055
   5,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA).......................            5.00      01/01/26     4,957,700
           Puerto Rico Electric Power Authority,
   9,000     Power Ser O.............................................................            5.00      07/01/12     9,001,980
   2,000     Power Ser X.............................................................            5.50      07/01/25     2,025,420
--------                                                                                                             ------------
  68,475                                                                                                               70,648,551
--------                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON         MATURITY
THOUSANDS                                                                                    RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------------
           HOSPITAL REVENUE (5.6%)
$ 10,000   Antelope Valley Healthcare District, Refg Ser 1997 A (FSA)................            5.20 %    01/01/20  $ 10,136,300
           California Health Facilities Financing Authority,
   3,000     Catholic Health Corp Ser 1992 A (MBIA)..................................            6.375     10/01/22     3,168,540
   2,500     Sutter/CHS Ser 1996 A (MBIA)............................................            5.875     08/15/16     2,688,575
   2,000   California Statewide Communities Development Authority, Cedars-Sinai                  6.50      08/01/12     2,239,920
             Medical Center Ser 1992 COPs............................................
  14,000   Duarte, City of Hope National Medical Center Ser 1999 A COPs..............            5.25      04/01/19    13,019,440
   7,500   Madera County, Valley Children's Hospital Ser 1995 COPs (MBIA)............            6.50      03/15/15     9,132,600
   4,000   Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center             5.25      07/01/17     4,110,440
             Ser 1997 A COPs (MBIA)..................................................
   3,000   University of California, UCLA Medical Center Refg Ser 1994 (MBIA)........            5.50      12/01/14     3,128,340
--------                                                                                                             ------------
  46,000                                                                                                               47,624,155
--------                                                                                                             ------------
           INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (1.6%)
           California Pollution Control Financing Authority,
   4,500     San Diego Gas & Electric Co 1996 Ser A..................................            5.90      06/01/14     4,458,645
  10,000     Southern California Edison Co 1992 Ser B (AMT)..........................            6.40      12/01/24     9,253,000
--------                                                                                                             ------------
  14,500                                                                                                               13,711,645
--------                                                                                                             ------------
           MORTGAGE REVENUE - MULTI-FAMILY (0.2%)
   2,000   California Housing Finance Agency, Rental II 1992 Ser B...................            6.70      08/01/15     2,079,660
--------                                                                                                             ------------
           MORTGAGE REVENUE - SINGLE FAMILY (4.3%)
           California Housing Finance Agency,
   9,000     Home 1995 Ser J (Ambac).................................................            6.00      08/01/17     9,468,540
     690     Home 1991 Ser C (AMT) (MBIA)............................................            7.00      08/01/23       712,715
   6,250     Purchase 1995 Ser B-2 (AMT).............................................            6.30      08/01/24     6,388,312
   3,000     Home 1995 Ser M (AMT) (MBIA)............................................            6.15      08/01/27     3,116,580
   5,770     Home 1995 Ser K (AMT) (Ambac)...........................................            6.25      08/01/27     5,817,256
   2,245     Home 1991 Ser G (AMT)...................................................            7.05      08/01/27     2,301,664
           California Rural Home Financing Authority,
   2,015     Home 1997 Ser D-CL 5 (AMT)..............................................            6.70      05/01/29     2,301,110
   2,880     1997 Ser A-2 (AMT)......................................................            7.00      09/01/29     3,354,019
   1,915     Home 1998 Ser A (AMT)...................................................            6.35      12/01/29     2,117,684
   1,215   Puerto Rico Housing Finance Corporation, Portfolio One GNMA-Backed                    6.85      10/15/23     1,254,585
             Ser C...................................................................
--------                                                                                                             ------------
  34,980                                                                                                               36,832,465
--------                                                                                                             ------------
           PUBLIC FACILITIES REVENUE (5.8%)
   4,000   Anaheim Public Financing Authority, Sub 1997 Ser C (FSA)..................            6.00      09/01/16     4,679,080
   5,000   Beverly Hills Public Financing Authority, 1993 Refg Ser A (MBIA)..........            6.52 ++   06/01/15     5,312,500
           California Public Works Board,
  10,000     Department of Corrections Refg 1993 Ser A (Ambac).......................            5.00      12/01/19    10,334,800
   5,000     Department of Corrections 1998 Ser B (MBIA).............................            5.00      09/01/21     4,999,650
   9,500   Los Angeles County, Public Properties Refg of 1987 COPs...................            0.00      04/01/04     8,140,645
   2,000   San Diego County, Downtown Courthouse Refg 1998 COPs (Ambac)..............            4.50      05/01/23     1,843,480
   2,000   San Francisco Redevelopment Agency, Ser 1998 (FSA)........................            5.00      07/01/25     1,986,020
  12,000   San Jose Financing Authority, Convention Center Refg 1993 Ser C...........            6.375     09/01/13    12,405,960
--------                                                                                                             ------------
  49,500                                                                                                               49,702,135
--------                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON         MATURITY
THOUSANDS                                                                                    RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------------
           TAX ALLOCATION REVENUE (7.5%)
           Garden Grove Community Development Agency,
$  5,000     Refg Issue of 1993......................................................            5.70 %    10/01/13  $  5,093,550
   6,000     Refg Issue of 1993......................................................            5.875     10/01/23     6,047,520
   1,000   Industry Urban-Development Agency, Transportation-Distribution-Industrial             6.90      11/01/16     1,052,670
             Redev Proj # 3 1992 Refg................................................
  25,250   Long Beach Financing Authority, Ser 1992 (Ambac)..........................            6.00      11/01/17    29,392,262
           Pleasanton Joint Powers Financing Authority,
  10,575     Reassessment 1993 Ser A.................................................            6.15      09/02/12    11,093,598
   1,500     Reassessment 1993 Ser A.................................................            6.20      09/02/17     1,561,290
  10,000   San Jose Redevelopment Agency, Ser 1999 (Ambac)...........................            4.75      08/01/23     9,546,200
--------                                                                                                             ------------
  59,325                                                                                                               63,787,090
--------                                                                                                             ------------
           TRANSPORTATION FACILITIES REVENUE (18.9%)
  10,000   Alameda Corridor Transportation Authority, Sr Lien Ser 1999 A (MBIA)......            5.25      10/01/21    10,205,200
           Foothill/Eastern Transportation Corridor Agency,
   5,000     Toll Road Ser 1999 (MBIA)...............................................            5.125     01/15/19     5,073,650
  14,000     Toll Road Ser 1999......................................................            0.00      01/15/23     8,361,080
  25,000     Toll Road Ser 1999......................................................            0.00      01/15/38     2,604,000
           Long Beach,
   5,000     Harbor Refg Ser 1998 A (AMT) (FGIC).....................................            6.00      05/15/17     5,717,850
   3,000     Harbor Refg Ser 1998 A (AMT) (FGIC).....................................            6.00      05/15/19     3,408,390
  15,000     Harbor Ser 1995 (AMT) (MBIA)............................................            5.25      05/15/25    14,917,350
  10,000   Los Angeles, Department of Airports Refg 1995 Ser A (FGIC)................            5.50      05/15/09    10,560,800
  22,000   Los Angeles County Transportation Commission, Sales Tax Ser 1991 B........            6.50      07/01/13    22,696,520
   5,000   Orange County, Airport Refg Ser 1997 (AMT) (MBIA).........................            5.50      07/01/11     5,335,550
  15,000   San Diego County Regional Transportation Commission, Sales Tax                        4.75      04/01/08    15,596,100
             1994 Ser A (FGIC).......................................................
           San Francisco Airports Commission,
   4,055     San Francisco Int'l Airport Second Ser Refg Issue 4 (MBIA)..............            6.00      05/01/20     4,289,298
  10,000     San Francisco Int'l Airport Second Ser Issue 15 B (MBIA)................            4.50      05/01/25     9,170,900
           San Francisco Bay Area Rapid Transit District,
   3,000     Sales Tax Ser 1995 (FGIC)...............................................            5.50      07/01/15     3,137,430
  10,000     Sales Tax Ser 1998 (Ambac)..............................................            4.75      07/01/23     9,586,300
           San Joaquin Hills Transportation Corridor Agency,
   6,000     Toll Road Refg Ser 1997 A (MBIA)........................................            0.00      01/15/15     3,011,040
   7,000     Toll Road Refg Ser 1997 A (MBIA)........................................            5.25      01/15/30     7,045,430
  10,000     Toll Road Refg Ser 1997 A (MBIA)........................................            0.00      01/15/31     2,017,200
  10,000     Toll Road Senior Lien...................................................            5.00      01/01/33     9,166,900
  10,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A................            4.75      07/01/38     9,260,800
--------                                                                                                             ------------
 199,055                                                                                                              161,161,788
--------                                                                                                             ------------
           WATER & SEWER REVENUE (17.5%)
           California Department of Water Resources,
   6,870     Central Valley Ser J-2..................................................            6.125     12/01/13     7,026,705
  10,000     Central Valley Ser U....................................................            5.00      12/01/29     9,871,600
   8,000   Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)....................            6.00      08/01/18     8,607,040

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON         MATURITY
THOUSANDS                                                                                    RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------------
           Contra Costa Water District,
$  1,000     1992 Ser E (Ambac)......................................................            6.25 %    10/01/12  $  1,180,420
  10,000     Ser G (MBIA)............................................................            5.50      10/01/19    10,322,200
           East Bay Municipal Utility District,
  13,000     Water Refg Ser 1992.....................................................            6.00      06/01/20    13,478,140
   7,000     Water Ser 1998 (MBIA)...................................................            4.75      06/01/34     6,587,210
  10,000   Eastern Municipal Water District, Water & Sewer Refg Ser 1998 A COPs                  4.75      07/01/23     9,570,800
             (FGIC)..................................................................
  15,000   Los Angeles County Sanitation Districts Financing Authority, 1993 Ser A...            5.375     10/01/13    15,587,700
  17,000   Metropolitan Water District of Southern California, Waterworks 1997                   5.00      07/01/26    16,854,650
             Ser A...................................................................
  10,000   San Diego, Water 1998 Ser (FGIC)..........................................            4.75      08/01/28     9,484,300
           San Diego Public Facilities Financing Authority,
  10,000     Sewer Ser 1993 A........................................................            5.25      05/15/20    10,092,700
   7,000     Sewer Ser 1995 (FGIC)...................................................            5.00      05/15/25     6,921,810
           San Francisco Public Utilities Commission,
   7,750     Water 1992 Refg Ser A...................................................            6.00      11/01/15     7,951,035
  10,870     Water 1996 Ser A........................................................            5.00      11/01/21    10,827,498
   3,000   Santa Rosa, Wastewater Refg 1996 Ser A (FGIC).............................            4.75      09/01/16     2,993,250
   2,000   Stockton, Wastewater 1998 Ser A COPs (MBIA)...............................            5.00      09/01/23     1,991,800
--------                                                                                                             ------------
 148,490                                                                                                              149,348,858
--------                                                                                                             ------------

           OTHER REVENUE (0.2%)
   1,820   Orange County Community Facilities District #86-2, Ranch Santa Margarita              7.65      08/15/17     1,860,331
             Ser A 1990..............................................................
--------                                                                                                             ------------

           REFUNDED (9.6%)
   4,000   California Statewide Communities Development Authority, UniHealth America             5.50      10/01/14     4,369,200
             1993 Ser A COPs (Ambac) (ETM)...........................................
  10,000   Desert Hospital District, Desert Hospital Corp Ser 1992 COPs..............            8.117++   07/28/02+   11,162,500
           Foothills/Eastern Transportation Corridor Agency,
  15,000     Toll Road Sr Lien Ser 1995 A............................................            6.00      01/01/07+   16,680,600
   4,000     Toll Road Sr Lien Ser 1995 A............................................            0.00      01/01/10+    3,796,800
           Los Angeles Convention & Exhibition Center Authority,
  14,000     Ser 1985 COPs...........................................................            9.00      12/01/05+   17,211,320
  10,000     Ser 1985 COPs...........................................................            9.00      12/01/05+   12,293,800
   6,000   San Diego County Water Authority, Ser 1991- B COPs (MBIA).................            7.77 ++   04/27/06+    7,552,500
           Southern California Public Power Authority,
   5,000     Palo Verde Ser A (Ambac) (ETM)..........................................            5.00      07/01/15     5,105,000
   5,250     Transmission Refg Ser 1988 A (FGIC) (ETM)...............................            0.00      07/01/06     4,182,885
--------                                                                                                             ------------
  73,250                                                                                                               82,354,605
--------                                                                                                             ------------

 794,195   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (COST $728,189,817).........................................   777,485,171
--------                                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                                   COUPON         MATURITY
THOUSANDS                                                                                    RATE           DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------------
           SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (7.5%)
$  1,000   California Health Facilities Financing Authority, Adventist Health West               2.00*%    09/01/28  $  1,000,000
             1998 Ser B (MBIA) (Demand 01/02/01).....................................
           California Pollution Control Financing Authority,
   4,800     Pacific Gas & Electric Co Ser 1996 D (Demand 01/02/01)..................            4.70*     11/01/26     4,800,000
  10,000     Pacific Gas & Electric Co Ser 1996 D (Demand 01/02/01)..................            4.70*     11/01/26    10,000,000
   2,985   California Statewide Communities Development Authority, John Muir/                    2.10*     08/15/27     2,985,000
             Mt Diablo Health COPs (Ambac) (Demand 01/02/01).........................
  16,600   Irvine Assessment District, #87-8 (Demand 01/02/01).......................            2.00*     09/02/24    16,600,000
   5,000   Irvine Ranch Water District, Ser 1989 (Demand 01/02/01)...................            2.10*     06/01/15     5,000,000
   3,700   Los Angeles County, 1991 Master Refg COPs.................................            7.758++   05/01/01+    3,917,375
  19,700   Newport Beach, Hoag Memorial Hospital/Presbyterian Ser 1992 (Demand                   2.10 *    10/01/22    19,700,000
             01/02/01)...............................................................
--------                                                                                                             ------------

  63,785   TOTAL SHORT-TERM CALIFORNIA TAX-EXEMPT MUNICIPAL OBLIGATIONS (COST $63,785,000).........................    64,002,375
--------                                                                                                             ------------

$857,980    TOTAL INVESTMENTS (COST $791,974,817) (a)...................................................      98.5%   841,487,546
--------
--------

            OTHER ASSETS IN EXCESS OF LIABILITIES.......................................................       1.5     13,181,773
                                                                                                           -------   ------------

            NET ASSETS..................................................................................     100.0%  $854,669,319
                                                                                                           -------   ------------
                                                                                                           -------   ------------

---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to maturity.
    +       Prerefunded to maturity.
    ++      Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities change.
    *       Current coupon of variable rate demand obligation.
   (a)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $51,394,402, and the aggregate gross unrealized depreciation is $1,881,673, resulting in net unrealized appreciation of $49,512,729.
BOND INSURANCE:
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company -- A wholly owned subsidiary of Ambac
            Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value
  (cost $791,974,817).........................................................................  $841,487,546
Cash..........................................................................................       253,285
Receivable for:
    Interest..................................................................................    11,968,017
    Shares of beneficial interest sold........................................................     3,342,793
    Investments sold..........................................................................       310,171
Prepaid expenses and other assets.............................................................        11,943
                                                                                                ------------
     TOTAL ASSETS.............................................................................   857,373,755
                                                                                                ------------
LIABILITIES:
Payable for:
    Dividends and distributions to shareholders...............................................     1,622,499
    Plan of distribution fee..................................................................       472,426
    Investment management fee.................................................................       384,553
    Shares of beneficial interest repurchased.................................................       116,999
Accrued expenses and other payables...........................................................       107,959
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     2,704,436
                                                                                                ------------
     NET ASSETS...............................................................................  $854,669,319
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $806,912,809
Net unrealized appreciation...................................................................    49,512,729
Accumulated undistributed net investment income...............................................       198,571
Accumulated net realized loss.................................................................    (1,954,790)
                                                                                                ------------
     NET ASSETS...............................................................................  $854,669,319
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................  $ 12,335,644
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       987,971
     NET ASSET VALUE PER SHARE................................................................        $12.49
                                                                                                ============
     MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE).........................................        $13.04
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $732,667,995
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    58,296,675
     NET ASSET VALUE PER SHARE................................................................        $12.57
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................  $ 14,534,176
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,156,540
     NET ASSET VALUE PER SHARE................................................................        $12.57
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................  $ 95,131,504
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     7,589,813
     NET ASSET VALUE PER SHARE................................................................        $12.53
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $44,690,693
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................       20,458
Plan of distribution fee (Class B shares)......................................................    5,469,502
Plan of distribution fee (Class C shares)......................................................       98,621
Investment management fee......................................................................    4,273,310
Transfer agent fees and expenses...............................................................      190,447
Shareholder reports and notices................................................................       86,753
Professional fees..............................................................................       58,319
Custodian fees.................................................................................       32,139
Trustees' fees and expenses....................................................................       18,555
Other..........................................................................................       29,204
                                                                                                 -----------

     TOTAL EXPENSES............................................................................   10,277,308

Less: expense offset...........................................................................      (32,070)

Less: plan of distribution fee rebate (Class B shares).........................................   (2,988,988)
                                                                                                 -----------

     NET EXPENSES..............................................................................    7,256,250
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   37,434,443
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain..............................................................................      384,875
Net change in unrealized appreciation/depreciation.............................................   54,275,838
                                                                                                 -----------

     NET GAIN..................................................................................   54,660,713
                                                                                                 -----------

NET INCREASE...................................................................................  $92,095,156
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $ 37,434,443       $ 39,314,265
Net realized gain/(loss)..............................................         384,875         (1,554,488)
Net change in unrealized appreciation/depreciation....................      54,275,838        (71,987,904)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................      92,095,156        (34,228,127)
                                                                          ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................        (411,829)          (277,350)
    Class B shares....................................................     (34,240,678)       (38,495,780)
    Class C shares....................................................        (561,063)          (503,645)
    Class D shares....................................................      (2,022,239)           (37,490)
Net realized gain
    Class A shares....................................................        --                   (8,850)
    Class B shares....................................................        --               (1,176,642)
    Class C shares....................................................        --                  (18,511)
    Class D shares....................................................        --                   (1,125)
                                                                          ------------       ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................     (37,235,809)       (40,519,393)
                                                                          ------------       ------------
Net increase (decrease) from transactions in shares of beneficial
  interest............................................................      17,888,348        (54,206,044)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................      72,747,695       (128,953,564)
                                                                          ------------       ------------

NET ASSETS:
Beginning of period...................................................     781,921,624        910,875,188
                                                                          ------------       ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $198,571 AND $0,
    RESPECTIVELY).....................................................    $854,669,319       $781,921,624
                                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2000.

For the year ended December 31, 2000, the Distributor rebated a portion of the distribution fees paid by the fund on Class B shares in the amount of $2,988,988.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

shares of $804,617 and $4,550, respectively and received $23,699 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2000 aggregated $31,974,122 and $82,173,819, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $8,700.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,661. At December 31, 2000, the Fund had an accrued pension liability of $53,449 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California Series ("California Series"), the Fund obtained a net capital loss carryover of approximately $785,000 from California Series. Utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations. During the year ended December 31, 2000, the Fund utilized approximately $145,000 of this carryover. At December 31, 2000, the Fund had a net capital loss carryover of approximately $1,454,000 of which $98,000 will be available through December 31, 2006 and $1,356,000 will be available through December 31, 2007 to offset future capital gains to the extent provided by regulations.

As of December 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                 FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 2000           DECEMBER 31, 1999
                                                                   ---------------------------  --------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................    1,295,070  $  15,737,870       926,566  $  11,343,045
Reinvestment of dividends and distributions......................       19,943        239,352        11,792        142,937
Redeemed.........................................................     (862,762)   (10,589,748)     (699,644)    (8,463,085)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class A...........................................      452,251      5,387,474       238,714      3,022,897
                                                                   -----------  -------------   -----------  -------------
CLASS B SHARES
Sold.............................................................    5,217,315     62,544,616     5,551,229     68,931,047
Reinvestment of dividends and distributions......................    1,400,796     16,888,842     1,629,078     20,067,143
Redeemed.........................................................  (13,225,560)  (158,170,778)  (12,258,765)  (151,099,720)
                                                                   -----------  -------------   -----------  -------------
Net decrease - Class B...........................................   (6,607,449)   (78,737,320)   (5,078,458)   (62,101,530)
                                                                   -----------  -------------   -----------  -------------
CLASS C SHARES
Sold.............................................................      600,780      7,343,832       849,916     10,411,727
Reinvestment of dividends and distributions......................       32,558        393,034        33,209        407,782
Redeemed.........................................................     (593,088)    (7,237,153)     (535,813)    (6,487,818)
                                                                   -----------  -------------   -----------  -------------
Net increase - Class C...........................................       40,250        499,713       347,312      4,331,691
                                                                   -----------  -------------   -----------  -------------
CLASS D SHARES
Sold.............................................................    1,444,406     17,414,511        47,799        586,296
Reinvestment of dividends and distributions......................       74,512        915,277           450          5,466
Acquisition of Morgan Stanley Dean Witter Multi-State Municipal
 Series Trust - California Series................................    7,362,735     89,008,730       --            --
Redeemed.........................................................   (1,379,085)   (16,600,037)       (4,315)       (50,864)
                                                                   -----------  -------------   -----------  -------------
Net increase in Class D..........................................    7,502,568     90,738,481        43,934        540,898
                                                                   -----------  -------------   -----------  -------------
Net increase (decrease) in Fund..................................    1,387,620  $  17,888,348    (4,448,498) $ (54,206,044)
                                                                   ===========  =============   ===========  =============

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

At December 31, 2000, the Fund held positions in residual interest bonds having a total value of $42,212,375, which represents 4.9% of the Fund's net assets.

9. ACQUISITION MORGAN STANLEY DEAN WITTER MULTI-STATE MUNICIPAL SERIES TRUST -- CALIFORNIA SERIES

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- California Series ("California Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of California Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 7,362,735 shares Class D shares of the Fund at a net asset value of $12.09 per share for 8,550,957 shares of California Series. The net assets of the Fund and California Series immediately before the acquisition were $746,722,185, and $89,008,730, respectively, including unrealized appreciation of $1,622,886 for California Series. Immediately after the acquisition, the combined net assets of the Fund amounted to $835,730,915.

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                                            FOR THE YEAR ENDED DECEMBER 31,                      JULY 28, 1997*
                                              ------------------------------------------------------------           THROUGH
                                                   2000                 1999                     1998           DECEMBER 31, 1997
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........      $11.67               $12.75                   $12.89               $12.80
                                                  ------               ------                   ------               ------

Income (loss) from investment operations:
   Net investment income....................        0.58                 0.58                     0.59                 0.27
   Net realized and unrealized gain
   (loss)...................................        0.82                (1.06)                    0.10                 0.09
                                                  ------               ------                   ------               ------

Total income (loss) from investment
 operations.................................        1.40                (0.48)                    0.69                 0.36
                                                  ------               ------                   ------               ------

Less dividends and distributions from:
   Net investment income....................       (0.58)               (0.58)                   (0.59)               (0.27)
   Net realized gain........................      --                    (0.02)                   (0.24)             --
                                                  ------               ------                   ------               ------

Total dividends and distributions...........       (0.58)               (0.60)                   (0.83)               (0.27)
                                                  ------               ------                   ------               ------

Net asset value, end of period..............      $12.49               $11.67                   $12.75               $12.89
                                                  ======               ======                   ======               ======

TOTAL RETURN+...............................       12.17%               (3.91)%                   5.50%                2.82%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................        0.83%(3)             0.78%(3)(4)              0.83%(3)             0.78%(2)

Net investment income.......................        4.80%(3)             4.70%(3)                 4.58%(3)             4.47%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....     $12,336               $6,253                   $3,788               $1,175

Portfolio turnover rate.....................           4%                   5%                      20%                  15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                         FOR THE YEAR ENDED DECEMBER 31,
                                ----------------------------------------------------------------------------------
                                   2000              1999               1998             1997*            1996
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period.......................    $ 11.73          $ 12.81             $ 12.92          $ 12.57          $ 12.92
                                  -------          -------             -------          -------          -------

Income (loss) from investment
 operations:
   Net investment income......       0.57             0.57                0.58             0.57             0.58
   Net realized and unrealized
   gain (loss)................       0.84            (1.06)               0.13             0.35            (0.21)
                                  -------          -------             -------          -------          -------

Total income (loss) from
 investment operations........       1.41            (0.49)               0.71             0.92             0.37
                                  -------          -------             -------          -------          -------

Less dividends and
 distributions from:
   Net investment income......      (0.57)           (0.57)              (0.58)           (0.57)           (0.58)
   Net realized gain..........     --                (0.02)              (0.24)          --                (0.14)
                                  -------          -------             -------          -------          -------

Total dividends and
 distributions................      (0.57)           (0.59)              (0.82)           (0.57)           (0.72)
                                  -------          -------             -------          -------          -------

Net asset value, end of
 period.......................    $ 12.57          $ 11.73             $ 12.81          $ 12.92          $ 12.57
                                  =======          =======             =======          =======          =======

TOTAL RETURN+.................      12.29%           (3.99)%              5.63%            7.51%            3.13%

RATIOS TO AVERAGE NET ASSETS:
Expenses......................       0.93%(1)(3)      0.91%(1)(2)(3)      0.95%(1)(3)      1.33%            1.32%(2)

Net investment income.........       4.70%(1)(3)      4.57%(1)(3)         4.46%(1)(3)      4.51%            4.66%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands....................   $732,668         $761,548            $896,685         $914,474         $975,702

Portfolio turnover rate.......          4%               5%                 20%              15%              11%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)  Does not reflect the effect of expense offset of 0.01%.
(3) If the Distributor had not rebated a portion of its fees to the Fund, the expense and net investment income ratios would have been 1.34% and 4.29%, respectively, for the year ended December 31, 2000 and 1.34% and 4.14%, respectively, for the year ended December 31, 1999 and 1.33% and 4.08%, respectively, for the year ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                            FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,            JULY 28, 1997*
                                                            -----------------------------------------           THROUGH
                                                               2000          1999             1998         DECEMBER 31, 1997
----------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......................   $  11.73     $    12.81        $   12.92           $12.80
                                                             --------     ----------        ---------           ------

Income (loss) from investment operations:
   Net investment income..................................       0.52           0.51             0.53             0.23
   Net realized and unrealized gain (loss)................       0.84          (1.06)            0.13             0.12
                                                             --------     ----------        ---------           ------

Total income (loss) from investment operations............       1.36          (0.55)            0.66             0.35
                                                             --------     ----------        ---------           ------

Less dividends and distributions from:
   Net investment income..................................      (0.52)         (0.51)           (0.53)           (0.23)
   Net realized gain......................................     --              (0.02)           (0.24)         --
                                                             --------     ----------        ---------           ------

Total dividends and distributions.........................      (0.52)         (0.53)           (0.77)           (0.23)
                                                             --------     ----------        ---------           ------

Net asset value, end of period............................   $  12.57     $    11.73        $   12.81           $12.92
                                                             ========     ==========        =========           ======

TOTAL RETURN+.............................................      11.74%         (4.41)%           5.22%            2.80%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................................       1.34%(3)       1.34%(3)(4)      1.33%(3)         1.31%(2)

Net investment income.....................................       4.29%(3)       4.14%(3)         4.08%(3)         4.24%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...................    $14,534        $13,099           $9,849           $3,610

Portfolio turnover rate...................................          4%             5%              20%              15%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                       FOR THE PERIOD
                                                  FOR THE YEAR ENDED DECEMBER 31,                      JULY 28, 1997*
                                    ------------------------------------------------------------           THROUGH
                                         2000                 1999                     1998           DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period...........................      $11.71               $12.78                   $12.92               $12.80
                                        ------               ------                   ------               ------

Income (loss) from investment
 operations:
   Net investment income..........        0.61                 0.60                     0.63                 0.28
   Net realized and unrealized
   gain (loss)....................        0.82                (1.05)                    0.10                 0.12
                                        ------               ------                   ------               ------

Total income (loss) from
 investment operations............        1.43                (0.45)                    0.73                 0.40
                                        ------               ------                   ------               ------

Less dividends and distributions
 from:
   Net investment income..........       (0.61)               (0.60)                   (0.63)               (0.28)
   Net realized gain..............      --                    (0.02)                   (0.24)             --
                                        ------               ------                   ------               ------

Total dividends and
 distributions....................       (0.61)               (0.62)                   (0.87)               (0.28)
                                        ------               ------                   ------               ------

Net asset value, end of period....      $12.53               $11.71                   $12.78               $12.92
                                        ======               ======                   ======               ======

TOTAL RETURN+.....................       12.50%               (3.63)%                   5.77%                3.18%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..........................        0.59%(3)             0.59%(3)(4)              0.58%(3)             0.60%(2)

Net investment income.............        5.04%(3)             4.89%(3)                 4.83%(3)             5.34%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands........................     $95,132               $1,021                     $554                  $45

Portfolio turnover rate...........           4%                   5%                      20%                  15%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME
FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER CALIFORNIA TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter California Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 7, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter California Tax-Free Income Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 8, 2001

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 2000, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
-----------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Mitchell M. Merin
President
Barry Fink
Vice President, Secretary and General Counsel
James F. Willison
Vice President
Joseph R. Arcieri
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT
-----------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
-----------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
-----------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
CALIFORNIA
TAX-FREE
INCOME FUND


[PHOTO]




ANNUAL REPORT
DECEMBER 31, 2000